Annual Fund Operating Expenses - iShares 5-10 Year Investment Grade Corporate Bond ETF - iShares 5-10 Year Investment Grade Corporate Bond ETF	Jun. 29, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.06%

[1]	The amount rounded to 0.00%.